Organization and Principal Activities (Details)	Jul. 17, 2023	Apr. 12, 2023	Jun. 30, 2023
Organization and Principal Activities (Details) [Line Items]
Percentage of share purchase agreement	51.00%
Purchase percentage	51.00%
Purchase agreement rate	38.61%		100.00%
Percentage of equity interest		100.00%
Fresh2 Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Purchase percentage	100.00%